Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Financial assets, at fair value through other comprehensive income
Beginning	RM 38,368,829
Currency realignment	(931,340)	$ (208,335)
Ending	127,618,662		38,368,829
Financial liabilities, at fair value through profit and loss
Beginning	1,964,335
Ending	148,887		1,964,335
Financial liabilities, at fair value through profit and loss [Member]
Financial liabilities, at fair value through profit and loss
Beginning	1,964,335	439,409
Addition	17,506,418	3,916,074	6,158,836
Disposal	(19,270,975)	(4,310,794)	(4,194,501)
Currency realignment	(50,891)	(11,384)
Ending	148,887	33,305	1,964,335
Level 1 of fair value hierarchy [Member]
Financial assets, at fair value through other comprehensive income
Beginning	36
Ending	4,036,772		36
Financial liabilities, at fair value through profit and loss
Beginning
Ending
Level 1 of fair value hierarchy [Member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	36	8	12,819,747	34,221,879
Addition			369,967
Disposal	(35)	(8)	(13,891,379)
Fair value changes recognized in other comprehensive income/(loss)			701,701	(21,402,132)
Ending	1		36	12,819,747
Level 1 of fair value hierarchy [Member]
Financial assets, at fair value through other comprehensive income
Beginning	38,368,793
Ending	123,581,890		38,368,793
Financial liabilities, at fair value through profit and loss
Beginning
Ending
Level 1 of fair value hierarchy [Member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	38,368,793	8,582,855
Addition	208,299,477	46,595,266	50,122,334
Disposal	(77,345,259)	(17,301,642)	(13,531,633)
Fair value changes recognized in other comprehensive income/(loss)	(40,274,575)	(9,009,166)	1,676,880
Currency realignment	(1,429,810)	(319,839)	101,212
Ending	RM 127,618,626	$ 28,547,474	RM 38,368,793